Offerings - Offering: 1	Jan. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.00003 per share(2)
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	1.29
Maximum Aggregate Offering Price	$ 19,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,672.24
Offering Note	The registration fee for securities is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c). In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Include 15,000,000 Class A Ordinary Shares to be offered by the Selling Shareholders.

Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low trading prices ($1.33 and $1.25, respectively) of the Class A Ordinary Shares on January 23, 2026, as reported on the Nasdaq Stock Market.